Note 2 - Loans and Allowance for Loan Losses - Loans to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 12,878,000	$ 13,019,000
New loans and renewals during the year	11,153,000	31,548,000
Repayments (including loans paid by renewal) during the year	(16,356,000)	(31,689,000)
Balance	$ 7,675,000	$ 12,878,000